Annual Operating Expenses {- Communication Services Portfolio} - 02.28 Select Portfolios: Fidelity Advisor Communication Services Fund - AMCIZ PRO-05 - Communication Services Portfolio	Apr. 29, 2021
Fidelity Advisor Communication Services Fund Class A
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.30%
Total annual operating expenses	1.08%
Fidelity Advisor Communication Services Fund Class M
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.29%
Total annual operating expenses	1.32%
Fidelity Advisor Communication Services Fund Class C
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.27%
Total annual operating expenses	1.80%
Fidelity Advisor Communication Services Fund Class I
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.25%
Total annual operating expenses	0.78%
Fidelity Advisor Communication Services Fund Class Z
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.11%
Total annual operating expenses	0.64%